Restricted Deposit for Put Option	12 Months Ended
Dec. 31, 2019
Restricted Deposits [Abstract]
RESTRICTED DEPOSIT FOR PUT OPTION

NOTE 4 - Restricted DEPOSIT for put option:

Regarding the restricted deposit in connection with the put option provided to the Significant Shareholders, on November 13, 2017, the Company, the Significant Shareholders and the Bank Leumi Le-Israel Trust Company Ltd., as escrow agent entered into an amendment (the "Amendment") to the escrow agreement among such parties dated December 23, 2015, the terms of such escrow agreement are presented in Note 1.b.1. Pursuant to the Amendment, the Put Option Period commenced on January 1, 2019 and ends on March 1, 2021. On October 31, 2018 and February 19, 2019, the Significant Shareholders undertook not to exercise their put options in whole or in part during the period from January 1, 2019 and May 1, 2019. Subsequently, on March 31, 2019, the Significant Shareholders undertook not to exercise their put options in whole or in part during the period from May 2, 2019 and October 31, 2019. Subsequently, on August 17, 2019 and August 20, 2019 The Significant Shareholders undertook not to exercise their put options in whole or in part during the period from November 1, 2019 and January 1, 2021 or until the date on which the Litigation against the Significant Shareholders is dismissed or resolved, whichever is earlier. On September 15, 2019 the deposit was frozen by the IP. The frozen assets are associated with the investigation, subject to a gag order, which was reported by the group on September 16, 2019. The increase relates to accrued interest recognized during 2019.